LEASE (Details Narrative) - USD ($)			12 Months Ended
	Sep. 08, 2021	Aug. 01, 2021	Mar. 31, 2023	Mar. 31, 2022	Jun. 02, 2021
Lease
Monthly lease payment	$ 300	$ 7,000	$ 1,727
Lease termination date		Oct. 31, 2025	Oct. 31, 2025
Deposit					$ 52,362
Security deposit					$ 17,454
Lease liability values	$ 17,000	$ 316,000	$ 212,993
Borrowing rate	5.75%	5.75%
Operating lease, right-of-use asset	$ 17,000		$ 204,243	$ 282,753